UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $358,095 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     3604    42300 SH       SOLE                    42300        0        0
APOLLO GROUP INC               CL A             037604105     4180    77600 SH       SOLE                    77600        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     3174   174500 SH       SOLE                   174500        0        0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101    11691   657170 SH       SOLE                   657170        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107    14177   725173 SH       SOLE                   725173        0        0
CISCO SYS INC                  COM              17275R102     5400   298685 SH       SOLE                   298685        0        0
COMCAST CORP NEW               CL A             20030N101    10164   428700 SH       SOLE                   428700        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    21135  1188036 SH       SOLE                  1188036        0        0
CORNING INC                    COM              219350105     2012   155000 SH       SOLE                   155000        0        0
CSX CORP                       COM              126408103    11899   565000 SH       SOLE                   565000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    13385   621425 SH       SOLE                   621425        0        0
DEVRY INC DEL                  COM              251893103     5502   143050 SH       SOLE                   143050        0        0
DOLLAR GEN CORP NEW            COM              256677105     4443   108000 SH       SOLE                   108000        0        0
EL PASO CORP                   COM              28336L109    81312  3060283 SH       SOLE                  3060283        0        0
EXELIS INC                     COM              30162A108     3379   373421 SH       SOLE                   373421        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1570    35000 SH  PUT  SOLE                    35000        0        0
INGERSOLL-RAND PLC             SHS              G47791101     2177    71444 SH       SOLE                    71444        0        0
ITT CORP NEW                   COM NEW          450911201     2728   141130 SH       SOLE                   141130        0        0
IVANHOE MINES LTD              COM              46579N103     5906   333300 SH  CALL SOLE                   333300        0        0
LENNAR CORP                    CL A             526057104     1497    76170 SH       SOLE                    76170        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     5769   112174 SH       SOLE                   112174        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    48312  1245145 SH       SOLE                  1245145        0        0
POTASH CORP SASK INC           COM              73755L107     2760    66850 SH       SOLE                    66850        0        0
PULTE GROUP INC                COM              745867101     1237   196058 SH       SOLE                   196058        0        0
RESEARCH IN MOTION LTD         COM              760975102     2755   190000 SH  CALL SOLE                   190000        0        0
RESEARCH IN MOTION LTD         COM              760975102     3915   270000 SH  CALL SOLE                   270000        0        0
ROCKWOOD HLDGS INC             COM              774415103      788    20025 SH       SOLE                    20025        0        0
SARA LEE CORP                  COM              803111103    12677   670033 SH       SOLE                   670033        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4724   288038 SH       SOLE                   288038        0        0
SEMGROUP CORP                  CL A             81663A105    13598   521811 SH       SOLE                   521811        0        0
STANLEY BLACK & DECKER INC     COM              854502101     1358    20088 SH       SOLE                    20088        0        0
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106     7798   285335 SH       SOLE                   285335        0        0
UNITED STATES STL CORP NEW     COM              912909108     2037    77000 SH       SOLE                    77000        0        0
VIRGIN MEDIA INC               COM              92769L101     6031   282100 SH       SOLE                   282100        0        0
VISTEON CORP                   COM NEW          92839U206     2951    59100 SH       SOLE                    59100        0        0
WALTER ENERGY INC              COM              93317Q105     2356    38900 SH       SOLE                    38900        0        0
WALTER ENERGY INC              COM              93317Q105     2422    40000 SH  CALL SOLE                    40000        0        0
WATSCO INC                     COM              942622200     1380    21017 SH       SOLE                    21017        0        0
WESTERN DIGITAL CORP           COM              958102105     2850    92077 SH       SOLE                    92077        0        0
XYLEM INC                      COM              98419M100     3878   150950 SH       SOLE                   150950        0        0
YAHOO INC                      COM              984332106     5194   322000 SH       SOLE                   322000        0        0
YAHOO INC                      COM              984332106     5162   320000 SH  CALL SOLE                   320000        0        0
YAHOO INC                      COM              984332106     5807   360000 SH  CALL SOLE                   360000        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100     3001    86529 SH       SOLE                    86529        0        0